Quarterly Financial Data (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended																	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Data [Line Items]
Net operating revenues	$ 60	$ 127		$ 25		$ 36		$ 87		$ 93						$ 3,536		$ 275	$ 3,629	$ 57,860
Loss from operations	(6,823)	(4,731)		(4,988)		(8,239)		(11,756)		(13,308)		(13,146)		(12,488)		(8,274)		(29,714)	(47,216)	(8,138)
Net loss	$ (6,752)	$ (4,628)		$ (4,860)		$ (8,136)		$ (14,999)		$ (13,366)		$ (12,902)		$ (12,371)		$ (8,066)		$ (32,623)	$ (46,705)	$ (6,998)
Basic net loss per share		$ (0.14)	[1]	$ (0.14)	[1]	$ (0.24)	[1]	$ (0.44)	[1]	$ (0.40)	[1]	$ (0.38)	[1]	$ (0.37)	[1]	$ (0.24)	[1]
Weighted average common shares outstanding-basic and diluted	33,796,380	33,793,735	[2]	33,793,735	[2]	33,786,686	[2]	33,746,917	[2]	33,673,047	[2]	33,644,256	[2]	33,626,980	[2]	33,616,342	[2]	33,780,433	33,640,323	33,476,316

[1]	Per common share amounts for the quarters and full years have been calculated separately. Accordingly, the sum of quarterly amounts may not equal the annual amount because of differences in the weighted average common shares outstanding during each period, principally due to the effect of share issuances by the Company during the year.
[2]	Diluted weighted average common shares outstanding are identical to basic weighted average common shares outstanding and Diluted EPS is identical to Basic EPS for the each quarter of 2014 and 2013 because common share equivalents are excluded from the calculations of diluted weighted average common shares outstanding for those quarters, as their effect is antidilutive.